Tangible assets - Changes in the consolidated balance sheet (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Tangible assets
Balances at the beginning of the year	$ 8,714
Balances at the end of the year	10,542	$ 8,714
Tangible assets pledged as security for liabilities	0
Gross carrying amount
Changes in Tangible assets
Balances at the beginning of the year	16,828	13,307
Additions	3,208	2,857
Disposals	(207)	(151)
Balances at the end of the year	19,829	16,828
Accumulated depreciation and amortization
Changes in Tangible assets
Balances at the beginning of the year	(8,114)	(6,809)
Additions	(1,378)	(1,091)
Disposals	205	144
Balances at the end of the year	$ (9,287)	(8,114)
Santander Tecnologia Mexico, S.A. de C.V. (formerly Isban Mexico, S.A. de C.V.) | Gross carrying amount
Changes in Tangible assets
Assets acquired from Santander Technologia Mexico		815
Santander Tecnologia Mexico, S.A. de C.V. (formerly Isban Mexico, S.A. de C.V.) | Accumulated depreciation and amortization
Changes in Tangible assets
Assets acquired from Santander Technologia Mexico		$ (358)